Cover Page	Feb. 26, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 26, 2020
Entity Registrant Name	MARRIOTT INTERNATIONAL INC /MD/
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13881
Entity Tax Identification Number	52-2055918
Entity Address, Address Line One	10400 Fernwood Road,
Entity Address, City or Town	Bethesda,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	301
Local Phone Number	380-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001048286
Nasdaq Global Select Market
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	MAR
Security Exchange Name	NASDAQ
Chicago Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	MAR
Security Exchange Name	CHX